GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details 3) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015
Future amortization expense for finite lived intangible assets
2015	$ 20.8
2016	19.0
2017	9.9
2018	2.4
2019	$ 1.8